OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [abstract]
Disclosure of additional information about leasing activities for lessee [text block]
Non-cancellable operating lease rentals are payable as follows:

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
NON-CANCELLABLE OPERATING LEASE RENTALS
Less than 1 year	1.0	2.0
Between 1 and 5 years	0.5	5.0
More than 5 years	-	3.2
Total non-cancellable operating lease rentals	1.5	10.2